Income Tax Expense (Benefit) - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		1 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Feb. 14, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Income Tax [Line Items]
Income tax expense (benefit)	$ 8	$ 8	$ (8)	$ 2	$ 9	$ 32	$ 33